Intangible assets and goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accelerated amortization expense		€ 27
Goodwill	€ 4,687	€ 4,514
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years
Mineral rights | Change in useful life
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accelerated amortization expense	€ 55
Pacific CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	12.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	0.70%
Indonesia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.50%	1.60%
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 175
Goodwill	0
Recoverable amount of asset or cash-generating unit	182
Indonesia | Cost of sales
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	54
Indonesia | Selling and distribution expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	6
Indonesia | Administrative expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	115
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	299	€ 294	€ 261
Software | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	107	94	83
Intangible assets and goodwill	(507)	(426)	(360)
Impairment loss recognised in profit or loss, intangible assets and goodwill	4
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	148	123	134
Customer relationships | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	12	10	10
Intangible assets and goodwill	(82)	(71)	(61)
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 30	94	135
Non-TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	63	35	8
Intangible assets and goodwill	(108)	(48)	(13)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Franchise intangible | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,222	1,349
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,687	4,514	4,600
Goodwill | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	260	370
Goodwill | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	(30)	0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	30
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	22	32	32
Impairment loss recognised in profit or loss, intangible assets and goodwill	10
Brands | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	0	€ 0	€ (7)
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 10
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Bottom of range | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
Bottom of range | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	17 years
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	4.50%
Top of range | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	10 years
Top of range | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years